Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000027719
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000246257
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000027723
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000027721
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000027729
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000027717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000027715
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000027733
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000027731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
TAM INDEX: RUSSELL 1000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.07%		15.00%	12.75%
TAM INDEX: RUSSELL 1000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		31.19%
TAM INDEX: RUSSELL 1000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.07%		15.00%	12.75%
TAM INDEX: RUSSELL 1000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.07%		15.00%	12.75%
COMMERCE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)	1.49%
COMMERCE INDEX: BLOOMBERG MUNICIPAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%		1.05%	2.30%
COMMERCE INDEX: BLOOMBERG MUNICIPAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%		1.05%	2.30%
COMMERCE INDEX: BLOOMBERG MUNICIPAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%		1.05%	2.30%
COMMERCE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)	1.49%
COMMERCE INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Commerce: Commerce Growth Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	40.89%		16.31%	15.03%
COMMERCE INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Commerce: Commerce MidCap Value Fund
Average Annual Return [Line Items]
Average Annual Return, Percent		28.82%
COMMERCE INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Commerce: Commerce MidCap Growth Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	27.32%		9.67%	10.81%
COMMERCE INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Commerce: Commerce Value Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	26.48%		8.01%	8.70%
Commerce: Commerce Bond Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	11.05%		0.31%	1.88%
COMMERCE INDEX: BLOOMBERG 3-15 YR BLEND (2-17)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index
Commerce: Commerce Kansas Tax-Free Intermediate Bond Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%		0.27%	1.43%
COMMERCE INDEX: BLOOMBERG 3-15 YR BLEND (2-17)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index
Commerce: Commerce Missouri Tax-Free Intermediate Bond Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	8.89%		0.48%	1.64%
COMMERCE INDEX: BLOOMBERG 3-15 YR BLEND (2-17)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index
Commerce: Commerce National Tax-Free Intermediate Bond Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	8.99%		0.62%	1.83%
COMMERCE INDEX: BLOOMBERG U.S. 1-5 YEAR GOVERNMENT BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government Bond Index
Commerce: Commerce Short-Term Government Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	6.41%		0.57%	0.93%